RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of risk management strategy related to hedge accounting [line items]
The table below classifies the cash obligations related to Brookfield Renewables liabilities into relevant maturity groupings based on the remaining period from the statement of financial position dates to the contractual maturity date
AS AT DECEMBER 31, 2018
(MILLIONS)	< 1 year	2-5 years	> 5 years	Total
Accounts payable and accrued liabilities	$533	$-	$-	$533
Financial instrument liabilities(1)	27	57	54	138
Due to related parties	101	-	-	101
Other long-term liabilities - concession payments	1	4	10	15
Corporate borrowings(1)	6	1,344	990	2,340
Non-recourse borrowings(1)	489	2,806	5,164	8,459
Interest payable on borrowings(2)	577	1,906	1,684	4,167
Total	$1,734	$6,117	$7,902	$15,753

AS AT DECEMBER 31, 2017
(MILLIONS)	< 1 year	2-5 years	> 5 years	Total
Accounts payable and accrued liabilities	$542	$-	$-	$542
Financial instrument liabilities(1)	184	62	24	270
Due to related parties	112	-	-	112
Other long-term liabilities - concession payments	1	3	10	14
Corporate borrowings(1)	159	1,563	835	2,557
Non-recourse borrowings(1)	1,517	3,024	4,744	9,285
Interest payable on borrowings(2)	634	1,924	1,697	4,255
Total	$3,149	$6,576	$7,310	$17,035

  Includes both the current and long-term amounts.
  Represents aggregate interest payable expected to be paid over the entire term of the obligations, if held to maturity. Variable rate interest payments have been calculations based on estimated interest rates.

The following table presents Brookfield Renewables assets and liabilities measured and disclosed at fair value classified by the fair value hierarchy as at December 31:

(MILLIONS)	Level 1	Level 2	Level 3	2018	2017
Assets measured at fair value:
Cash and cash equivalents	$173	$-	$-	$173	$799
Restricted cash(1)	181	-	-	181	284
Financial instrument assets(2)(3)
Energy derivative contracts	-	3	-	3	-
Interest rate swaps	-	9	-	9	6
Foreign exchange swaps	-	55	-	55	20
Investments in equity securities(2)	60	57	-	117	159
Property, plant and equipment	-	-	29,025	29,025	27,096
Liabilities measured at fair value:
Financial instrument liabilities(3)
Energy derivative contracts	-	(22)	-	(22)	(19)
Interest rate swaps	-	(116)	-	(116)	(155)
Foreign exchange swaps	-	-	-	-	(96)
Contingent consideration(4)	-	-	(3)	(3)	(18)
Assets for which fair value is disclosed:
Equity-accounted investments(5)	703	-	-	703	278
Liabilities for which fair value is disclosed:
Corporate borrowings	(1,640)	(727)	-	(2,367)	(2,641)
Non-recourse borrowings	(370)	(8,326)	-	(8,696)	(9,838)
Total	$(893)	$(9,067)	$29,022	$19,062	$15,875

  Includes both the current amount and long-term amount included in Other long-term assets.
  Amounts in Level 2 include Brookfield Infrastructure Debt Fund holdings.
  Includes both current and long-term amounts.
  Amount relates to business combinations with obligations lapsing in 2021 and 2024.
  The fair value corresponds to Brookfield Renewable’s investment in publicly-quoted common shares of TerraForm Power, Inc.

The aggregate amount of Brookfield Renewables net financial instrument positions as at December 31 are as follows:
		2018		2017
			Net Assets	Net Assets
(MILLIONS)	Assets	Liabilities	(Liabilities)	(Liabilities)
Energy derivative contracts	$3	$22	$(19)	$(19)
Interest rate swaps	9	116	(107)	(149)
Foreign exchange swaps	55	-	55	(76)
Investments in equity securities	117	-	117	159
Total	184	138	46	(85)
Less: current portion	60	27	33	(112)
Long-term portion	$124	$111	$13	$27

The following table presents the change in Brookfield Renewables total net financial instrument asset position as at and for the year ended December 31
(MILLIONS)	Note	2018	2017	2016
Balance, beginning of year		$(85)	$(28)	$(145)
Increases (decreases) in the net financial instrument liability position:
Unrealized (loss) gain through OCI on investments in equity securities	(a)	(16)	(20)	52
Unrealized (loss) through income on energy derivative contracts	(b)	(3)	(5)	-
Unrealized (loss) through OCI on energy derivative contracts	(b)	-	(17)	(28)
Unrealized gain (loss) through income on interest rate swaps	(c)	17	1	(7)
Unrealized gain (loss) through OCI on interest rate swaps	(c)	14	18	(1)
Unrealized gain (loss) through income on foreign exchange swaps	(d)	76	(29)	3
Unrealized gain (loss) through OCI on foreign exchange swaps	(d)	87	(94)	(61)
Acquisitions, settlements and other		(44)	89	159
Balance, end of year		$46	$(85)	$(28)

Financial instrument assets designated at fair value through OCI
Investments in equity securities	(a)	117	159	136

Derivative assets not designated as hedging instruments:
Energy derivative contracts	(b)	$3	$-	$3
Interest rate swaps	(c)	-	1	1
Foreign exchange swaps	(d)	32	19	10
Net positions		$35	$20	$14

Derivative assets designated as hedging instruments:
Energy derivative contracts	(b)	$-	$-	$5
Interest rate swaps	(c)	9	5	6
Foreign exchange swaps	(d)	23	1	39
Net positions		$32	$6	$50

Derivative liabilities not designated as hedging instruments:
Energy derivative contracts	(b)	$(7)	$(5)	$(3)
Interest rate swaps	(c)	(82)	(107)	(2)
Foreign exchange swaps	(d)	-	(33)	(6)
Net positions		$(89)	$(145)	$(11)

Derivative liabilities designated as hedging instruments:
Energy derivative contracts	(b)	$(15)	$(14)	$(2)
Interest rate swaps	(c)	(34)	(48)	(176)
Foreign exchange swaps	(d)	-	(63)	(39)
Net positions		$(49)	$(125)	$(217)

Total financial instruments, net		$46	$(85)	$(28)

Credit risk [member]
Disclosure of risk management strategy related to hedge accounting [line items]
The sensitivity analysis discussed below reflect the risks associated with instruments that Brookfield Renewable considers are market sensitive and the potential loss resulting from one or more selected hypothetical changes
(MILLIONS)	2018	2017
Trade receivables and other short-term receivables	493	442
Due from related parties	65	60
Other long-term assets	402	-
	$960	$502

Market risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
The sensitivity analysis discussed below reflect the risks associated with instruments that Brookfield Renewable considers are market sensitive and the potential loss resulting from one or more selected hypothetical changes
	Effect on net income(1)			Effect on OCI(1)
(MILLIONS)	2018	2017	2016	2018	2017	2016
5% increase	$30	$4	$1	$44	$79	$51
5% decrease	(30)	(4)	(1)	(44)	(79)	(51)
Amounts represent the potential annual net pretax impact.
Interest rate risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
The sensitivity analysis discussed below reflect the risks associated with instruments that Brookfield Renewable considers are market sensitive and the potential loss resulting from one or more selected hypothetical changes
	Effect on net income(1)			Effect on OCI(1)
(MILLIONS)	2018	2017	2016	2018	2017	2016
1% increase	$(10)	$17	$(17)	$42	$54	$115
1% decrease	11	(17)	17	(42)	(54)	(115)
Amounts represent the potential annual net pretax impact.
Commodity price risk [member]
Disclosure of risk management strategy related to hedge accounting [line items]
The sensitivity analysis discussed below reflect the risks associated with instruments that Brookfield Renewable considers are market sensitive and the potential loss resulting from one or more selected hypothetical changes
	Effect on net income(1)			Effect on OCI(1)
(MILLIONS)	2018	2017	2016	2018	2017	2016
5% increase	$(3)	$(3)	$(1)	$(10)	$(4)	$(7)
5% decrease	3	3	1	10	4	7
Amounts represent the potential annual net pretax impact.
Energy Derivative Contracts
Disclosure of risk management strategy related to hedge accounting [line items]
Derivative contracts designated as hedging instruments
Dec 31
Energy derivative contracts	2018
Carrying amount (asset/(liability))	(15)
Notional amount - millions of U.S. dollars	188
Notional amount - GWh	5,024
Weighted average hedged rate for the year ($/MWh)	37
Maturity dates	Jan 2019 - Dec 2020
Hedge ratio	1:1
Change in discounted spot value of outstanding hedging instruments	(8)
Change in value of hedged item used to determine hedge effectiveness	9

Interest rate hedges
Disclosure of risk management strategy related to hedge accounting [line items]
Derivative contracts designated as hedging instruments
Dec 31
Interest rate hedges	2018
Carrying amount (asset/(liability))	(25)
Notional amount - $	178
Notional amount - C$(1)	151
Notional amount - €(1)	377
Notional amount - £(1)	99
Notional amount - COP(1)	256
Maturity dates	Aug 2019 - Sep 2036
Hedge ratio	1:1
Change in discounted spot value of outstanding hedging instruments	8
Change in value of hedged item used to determine hedge effectiveness	(2)

Foreign exchange swaps
Disclosure of risk management strategy related to hedge accounting [line items]
Derivative contracts designated as hedging instruments
Dec 31
Foreign exchange swaps	2018
Carrying amount (asset/(liability))	23
Notional amount for hedges of the Canadian dollar(1)	419
Notional amount for hedges of the Euro(1)	221
Notional amount for hedges of the British pounds sterling(1)	247
Maturity date	Jan 2019 - Dec 2019
Hedge ratio	1:1
Weighted average hedged rate for the year:
C$/$ foreign exchange forward contracts	1.34
€/$ foreign exchange forward contracts	0.82
£/$ foreign exchange forward contracts	0.76

Investments in equity securities
Disclosure of risk management strategy related to hedge accounting [line items]
Derivative contracts designated as hedging instruments
		Investments	Foreign
	Cash flow	in equity	currency
(MILLIONS)	hedges	securities	translation
Balance, as at December 31, 2017	$(29)	$15	$(378)
Effective portion of changes in fair value arising from:
Energy derivative contracts	(1)	-	-
Interest rate swaps	1	-	-
Foreign exchange swaps	-	-	42
Amount reclassified to profit or loss	7	-	-
Foreign currency revaluation of designated borrowings	-	-	87
Foreign currency revaluation of net foreign operations	-	-	(324)
Valuation of investments in equity securities designated FVOCI	-	(8)	-
Tax effect	(2)	-	(10)
Other	(10)	(3)	(69)
Balance, as at December 31, 2018	$(34)	$4	$(652)